united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Semi-Annual Report

December 31, 2015

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and/or Ladenburg Aggressive Growth Fund (the “Funds”). We appreciate the trust you have placed in us and your interest in the strategies. At Ladenburg Thalmann Asset Management, we believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. As such, the Funds have been carefully structured and designed for long-term investing however, they are not static. Our due diligence process considers both a macro view of the economy and the markets, as well as a careful analysis of investment fundamentals, which results in adjustments to the Funds’ allocations, when necessary.

In order to give you a better idea of this process, we’ve enclosed a piece which highlights the economic themes we believe will be persistent throughout 2016. We anticipate these trends will influence our investment decisions and impact the way the Funds’ portfolios are allocated, so we thought it would be helpful to share these thoughts with you. While we are confident in our investment thesis for the year, we are constantly assessing and reassessing our views based on the current market, so we look forward to sharing the outcomes of our original forecast at the end of 2016.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,
Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in a Fund you should read the prospectus and any other documents carefully and consider the risks each Fund faces through its direct investments and its investments in Investment Funds. An investment in a Fund’s shares may involve certain costs and risks such as derivatives risk, liquidity risk, interest rate risk, market risk, credit risk, mortgage-backed and asset-backed risks, real estate securities risk, and management risk. Share price and investment return will fluctuate such that an investor’s shares may be worth more or less than their original cost upon redemption.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the Funds. Both financial entities are wholly owned subsidiaries of our parent company Ladenburg Thalmann Financial Services, Inc.” which is listed on the NYSE_MKT exchange under the symbol LTS. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Not FDIC Insured - No Bank Guarantee - May Lose Value

LTAM ECONOMIC THEMES FOR 2016

OIL PRICES FALL FURTHER BEFORE ENDING THE YEAR HIGHER

Oil prices have been falling since August 2014 behind a strong supply and demand imbalance. Improvements in technology have pushed oil supply in the U.S. to record highs and while demand for oil is up, it is not nearly enough to keep pace with this increased supply. Because of this, we could see the price of oil dip below $30/barrel. However we expect supply to normalize, which should further spur demand and eventually drive prices higher.

DESPITE TWO RATE HIKES, THE U.S. 10 YEAR TREASURY YIELD WILL END THE YEAR BELOW 3%

The U.S. 10 year Treasury yield started 2015 at 2.17% and finished the year at 2.27%, which included one rate hike by the Federal Reserve. U.S government bond yields look very attractive relative to other developed world bonds. Regardless of Fed actions, it's unlikely that the 10 year will be able to eclipse 3% by year-end as investors continue to prefer U.S. Treasuries and consequently will keep yields low.

SIMILAR TO 2015, EMERGING MARKETS WILL UNDERPERFORM THE U.S. AND DEVELOPED MARKETS

In 2016, the U.S. and other developed markets should continue to grow more robustly than Emerging Markets. Weak global growth, a stronger U.S. dollar, and multi-year lows for commodity prices will continue to be significant headwinds for Emerging Markets. Although Emerging Markets stocks are cheap, these headwinds should cause them to underperform their developed country counterparts.

Although this market outlook has been prepared from public and private sources and data that LTAM believes to be reliable, LTAM makes no representation as to its accuracy or completeness. Any securities, indices, and other financial benchmarks shown are provided for illustrative purposes only, and reflect reinvestment of income, dividends, and other earnings. They do not reflect the deduction of advisory fees. Indexes are unmanaged and investors cannot invest directly in an index. Investors should bear in mind that past performance is no guarantee of future results and there can be no assurance that the Program will achieve comparable results. Investment products are subject to investment risk, including possible loss of the principle amount invested and should review the prospectus before investing. The information and views expressed are given as at the date of the writing and are subject to change. This information is not to be used or considered as an offer or the solicitation of an offer to sell or buy any securities mentioned herein. Ladenburg Thalmann Asset Management Inc. is a registered investment advisor and subsidiary of Ladenburg Thalmann Financial Services Inc. which is traded on the NYSE MKT: LTS.

LTAM ECONOMIC THEMES FOR 2016

INFLATION STAYS CONTAINED, BUT WAGE GROWTH BEGINS TO INCREASE

Relative to history, inflation has been virtually non-existent the past few years. The unexpected free fall in oil prices has pulled inflation lower and should continue to keep it there. However, as inflation remains muted, the labor market continues to strengthen. In 2015, we saw unemployment decline from 5.7% - 5.0% and we expect that this will support wage growth in the year ahead.

THE U.S. ECONOMY WILL GROW AT A RANGE OF 2.0 TO 2.5% DUE TO GLOBAL MACRO HEADWINDS

Moderate GDP growth has been the hallmark of the current economic expansion and we don't expect that to change in 2016. Despite issues in 2015, the U.S. economy continued to grow modestly, coming in around 2.1%. The American consumer makes up 70% of economic activity and the housing and auto sectors have continued to paint a picture of consumer strength. The U.S. will continue to be a strong driver of global growth but the slowdown overseas should keep a ceiling on U.S. GDP of 2.5%.

MARKETS WILL CONTINUE TO BE VOLATILE, BUT THE S&P 500 WILL SQUEAK OUT POSITIVE RETURNS

Though the S&P finished the year slightly up, 2015 was a turbulent year for equity markets. Many of the narratives that caused the volatility such as uneven global growth and geopolitical uncertainty, have not been put to bed and will likely cause similar levels of volatility in 2016. In our view, however, strong fundamentals outweigh headline risk. Low gasoline prices, loose credit and moderate economic growth will continue to boost consumer spending in the year ahead, and combined with a strengthening labor market, this should drive equity returns modestly higher.

Although this market outlook has been prepared from public and private sources and data that LTAM believes to be reliable, LTAM makes no representation as to its accuracy or completeness. Any securities, indices, and other financial benchmarks shown are provided for illustrative purposes only, and reflect reinvestment of income, dividends, and other earnings. They do not reflect the deduction of advisory fees. Indexes are unmanaged and investors cannot invest directly in an index. Investors should bear in mind that past performance is no guarantee of future results and there can be no assurance that the Program will achieve comparable results. Investment products are subject to investment risk, including possible loss of the principle amount invested and should review the prospectus before investing. The information and views expressed are given as at the date of the writing and are subject to change. This information is not to be used or considered as an offer or the solicitation of an offer to sell or buy any securities mentioned herein. Ladenburg Thalmann Asset Management Inc. is a registered investment advisor and subsidiary of Ladenburg Thalmann Financial Services Inc. which is traded on the NYSE MKT: LTS.

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended December 31, 2015 compared to its benchmark:

Annualized
Since
Inception*

Ladenburg Income Fund:
Class A	(2.10)%
Class A with load of 5.00%	(7.03)%
Class C	(2.10)%
Class I	(2.10)%
S&P 500 TR	8.80%
Barclays Gov’t/Credit Bond Index	(1.02)%

*	Fund commenced operations on August 24, 2015.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.45%, 3.20% and 2.20% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

PORTFOLIO COMPOSITION+

Mutual Funds	9.85%
Exchange Traded Funds	120.73%
Short-Term Investment	76.74%
Liabilities Less Other Assets	(107.32)%
100.00%

+	Based on Portfolio Market Value as of December 31, 2015. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended December 31, 2015 compared to its benchmark:

Annualized
Since
Inception*

Ladenburg Income & Growth Fund:
Class A	(1.40)%
Class A with load of 5.00%	(6.36)%
Class C	(1.40)%
Class I	(1.40)%
S&P 500 TR	8.80%
Barclays Gov’t/Credit Bond Index	(1.02)%

*	Fund commenced operations on August 24, 2015.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.44%, 3.19% and 2.19% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

PORTFOLIO COMPOSITION+

Mutual Funds	8.33%
Exchange Traded Funds	93.30%
Short-Term Investment	17.60%
Liabilities Less Other Assets	(19.23)%
100.00%

+	Based on Portfolio Market Value as of December 31, 2015. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended December 31, 2015 compared to its benchmark:

Annualized
Since
Inception*

Ladenburg Growth & Income Fund:
Class A	(0.90)%
Class A with load of 5.00%	(5.89)%
Class C	(1.10)%
Class I	(0.90)%
S&P 500 TR	8.80%
Barclays Gov’t/Credit Bond Index	(1.02)%

*	Fund commenced operations on August 24, 2015.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.43%, 3.18% and 2.18% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

PORTFOLIO COMPOSITION+

Mutual Funds	8.17%
Exchange Traded Funds	91.28%
Short-Term Investments	22.35%
Liabilities Less Other Assets	(21.80)%
100.00%

+	Based on Portfolio Market Value as of December 31, 2015. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended December 31, 2015 compared to its benchmark:

Annualized
Since
Inception*

Ladenburg Growth Fund:
Class A	(1.30)%
Class A with load of 5.00%	(6.27)%
Class C	(1.50)%
Class I	(1.30)%
S&P 500 TR	8.80%
Barclays Gov’t/Credit Bond Index	(1.02)%

*	Fund commenced operations on August 24, 2015.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.41%, 3.16% and 2.16% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

PORTFOLIO COMPOSITION+

Mutual Funds	11.20%
Exchange Traded Funds	97.89%
Short-Term Investment	29.40%
Liabilities Less Other Assets	(38.49)%
100.00%

+	Based on Portfolio Market Value as of December 31, 2015. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended December 31, 2015 compared to its benchmark:

Annualized
Since
Inception*

Ladenburg Aggressive Growth Fund:
Class A	(1.50)%
Class A with load of 5.00%	(6.46)%
Class C	(1.60)%
Class I	(1.60)%
S&P 500 TR	8.80%
Barclays Gov’t/Credit Bond Index	(1.02)%

*	Fund commenced operations on August 24, 2015.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.40%, 3.15% and 2.15% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s August 13, 2015 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

PORTFOLIO COMPOSITION+

Mutual Funds	6.68%
Exchange Traded Funds	100.53%
Short-Term Investment	23.68%
Liabilities Less Other Assets	(30.89)%
100.00%

+	Based on Portfolio Market Value as of December 31, 2015. Please refer to the Fund’s Portfolio of Investments in the report for a detailed analysis of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	MUTUAL FUNDS - 9.85%
88	JPMorgan Hedged Equity Fund	$1,412
248	Oppenheimer Senior Floating Rate Fund	1,882
	TOTAL MUTUAL FUNDS (Cost - $3,319)	3,294

	EXCHANGE TRADED FUNDS - 120.73%
	DEBT FUND - 94.13%
147	Fidelity Total Bond ETF	7,056
74	iShares 0-5 Year High Yield Corporate Bond ETF	3,293
68	iShares 1-3 Year Credit Bond ETF	7,113
23	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2,314
28	PIMCO Low Duration Active Exchange-Traded Fund	2,790
183	SPDR Doubleline Total Return Tactical ETF	8,894
		31,460
	EQUITY FUND - 26.60%
33	iShares Russell 1000 Growth ETF	3,284
24	iShares Russell 1000 Value ETF	2,349
10	iShares Russell Mid-Cap Growth ETF	920
14	iShares Russell Mid-Cap Value ETF	961
28	JPMorgan Diversified Return International Equity ETF	1,379
		8,893
	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,820)	40,353

	SHORT-TERM INVESTMENT - 76.74%
	MONEY MARKET FUND
25,648	Fidelity Institutional Money Market Fund, 0.28% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $25,648)	25,648

	TOTAL INVESTMENTS - 207.32% (Cost - $69,787) (a)	$69,295
	LIABILITIES LESS OTHER ASSETS - (107.32)%	(35,872)
	TOTAL NET ASSETS - 100.00%	$33,423

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,787 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4
Unrealized depreciation:	(496)
Net unrealized depreciation:	$(492)

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2015.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	MUTUAL FUNDS - 8.33%
904	JPMorgan Hedged Equity Fund	$14,477
1910	Oppenheimer Senior Floating Rate Fund	14,477
	TOTAL MUTUAL FUNDS (Cost - $29,184)	28,954

	EXCHANGE TRADED FUNDS - 93.30%
	DEBT FUND - 53.02%
526	Fidelity Total Bond ETF	25,248
653	iShares 0-5 Year High Yield Corporate Bond ETF	29,058
312	iShares 1-3 Year Credit Bond ETF	32,634
323	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	32,497
181	PIMCO Low Duration Active Exchange-Traded Fund	18,040
963	SPDR Doubleline Total Return Tactical ETF	46,802
		184,279
	EQUITY FUND - 40.28%
144	iShares MSCI EAFE Small-Cap ETF	7,193
361	iShares Russell 1000 Growth ETF	35,912
294	iShares Russell 1000 Value ETF	28,771
77	iShares Russell 2000 Growth ETF	10,735
77	iShares Russell 2000 Value ETF	7,085
195	iShares Russell Mid-Cap Growth ETF	17,934
262	iShares Russell Mid-Cap Value ETF	17,994
292	JPMorgan Diversified Return International Equity ETF	14,387
		140,011
	TOTAL EXCHANGE TRADED FUNDS (Cost - $328,871)	324,290

	SHORT-TERM INVESTMENT - 17.60%
	MONEY MARKET FUND
61,196	Fidelity Institutional Money Market Fund, 0.28% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $61,196)	61,196

	TOTAL INVESTMENTS - 119.23% (Cost - $419,251) (a)	$414,440
	LIABILITIES LESS OTHER ASSETS - (19.23)%	(66,855)
	TOTAL NET ASSETS - 100.00%	$347,585

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $419,251 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$85
Unrealized depreciation:	(4,896)
Net unrealized depreciation:	$(4,811)

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2015.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	MUTUAL FUNDS - 8.17%
2,223	JPMorgan Hedged Equity Fund	$35,597
2,818	Oppenheimer Senior Floating Rate Fund	21,358
	TOTAL MUTUAL FUNDS (Cost - $57,190)	56,955

	EXCHANGE TRADED FUNDS - 91.28%
	DEBT FUND - 32.60%
739	Fidelity Total Bond ETF	35,472
642	iShares 0-5 Year High Yield Corporate Bond ETF	28,569
340	iShares 1-3 Year Credit Bond ETF	35,564
636	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	63,988
214	PIMCO Low Duration Active Exchange-Traded Fund	21,329
874	SPDR Doubleline Total Return Tactical ETF	42,476
		227,398
	EQUITY FUND - 58.68%
284	iShares MSCI EAFE Small-Cap ETF	14,186
922	iShares Russell 1000 Growth ETF	91,721
866	iShares Russell 1000 Value ETF	84,747
202	iShares Russell 2000 Growth ETF	28,160
228	iShares Russell 2000 Value ETF	20,978
614	iShares Russell Mid-Cap Growth ETF	56,470
823	iShares Russell Mid-Cap Value ETF	56,524
1,146	JPMorgan Diversified Return International Equity ETF	56,463
		409,249
	TOTAL EXCHANGE TRADED FUNDS (Cost - $646,420)	636,647

	SHORT-TERM INVESTMENT - 22.35%
	MONEY MARKET FUND
155,892	Fidelity Institutional Money Market Fund, 0.28% + ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $155,893)	155,892

	TOTAL INVESTMENTS - 121.80% (Cost - $859,503) (a)	$849,494
	LIABILITIES LESS OTHER ASSETS - (21.80)%	(152,036)
	TOTAL NET ASSETS - 100.00%	$697,458

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $859,503 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$315
Unrealized depreciation:	(10,324)
Net unrealized depreciation:	$(10,009)

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2015.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	MUTUAL FUNDS - 11.20%
411	JPMorgan Hedged Equity Fund	$6,574
578	Oppenheimer Senior Floating Rate Fund	4,383
	TOTAL MUTUAL FUNDS - 11.20% (Cost - $10,940)	10,957

	EXCHANGE TRADED FUNDS - 97.89%
	DEBT FUND - 16.77%
99	iShares 0-5 Year High Yield Corporate Bond ETF	4,406
87	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	8,753
67	SPDR Doubleline Total Return Tactical ETF	3,256
		16,415
	EQUITY FUND - 81.12%
66	iShares MSCI EAFE Small-Cap ETF	3,297
175	iShares Russell 1000 Growth ETF	17,409
156	iShares Russell 1000 Value ETF	15,266
39	iShares Russell 2000 Growth ETF	5,437
47	iShares Russell 2000 Value ETF	4,325
118	iShares Russell Mid-Cap Growth ETF	10,852
174	iShares Russell Mid-Cap Value ETF	11,950
220	JPMorgan Diversified Return International Equity ETF	10,839
		79,375
	TOTAL EXCHANGE TRADED FUNDS (Cost - $94,343)	95,790

	SHORT-TERM INVESTMENT - 29.40%
	MONEY MARKET FUND
28,770	Fidelity Institutional Money Market Fund, 0.28% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $28,770)	28,770

	TOTAL INVESTMENTS - 138.49% (Cost - $134,053) (a)	$135,517
	LIABILITIES LESS OTHER ASSETS - (38.49)%	(37,662)
	TOTAL NET ASSETS - 100.00%	$97,855

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $134,053 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,744
Unrealized depreciation:	(280)
Net unrealized appreciation:	$1,464

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2015.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	MUTUAL FUNDS - 6.68%
518	JPMorgan Hedged Equity Fund	$8,296
	TOTAL MUTUAL FUNDS - 6.68% (Cost - $8,131)

	EXCHANGE TRADED FUNDS - 100.53%
	DEBT FUND - 6.69%
94	iShares 0-5 Year High Yield Corporate Bond ETF	4,183
41	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	4,125
		8,308
	EQUITY FUND - 93.84%
110	iShares MSCI EAFE Small-Cap ETF	5,494
276	iShares Russell 1000 Growth ETF	27,456
266	iShares Russell 1000 Value ETF	26,031
39	iShares Russell 2000 Growth ETF	5,436
44	iShares Russell 2000 Value ETF	4,048
179	iShares Russell Mid-Cap Growth ETF	16,463
260	iShares Russell Mid-Cap Value ETF	17,857
278	JPMorgan Diversified Return International Equity ETF	13,699
		116,484
	TOTAL EXCHANGE TRADED FUNDS (Cost - $124,477)	124,792

	SHORT-TERM INVESTMENT - 23.68%
	MONEY MARKET FUND
29,390	Fidelity Institutional Money Market Fund, 0.28% +
	TOTAL SHORT-TERM INVESTMENT (Cost - $29,390)	29,390

	TOTAL INVESTMENTS - 130.89% (Cost - $161,998) (a)	$162,478
	LIABILITIES LESS OTHER ASSETS - (30.89)%	(38,354)
	TOTAL NET ASSETS - 100.00%	$124,124

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $161,998 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,279
Unrealized depreciation:	(799)
Net unrealized appreciation:	$480

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on December 31, 2015.

Ladenburg Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$69,787	$419,251	$859,503	$134,053	$161,998
Investments in Securities at Market Value	$69,295	$414,440	$849,494	$135,517	$162,478
Due from Advisor	8,915	8,878	8,272	8,882	14,649
Dividends and Interest Receivable	51	357	404	26	2
Total Assets	78,261	423,675	858,170	144,425	177,129

Liabilities:
Payable for Securities Purchased	13,734	45,477	133,352	18,084	16,649
Redemptions Payable	—	—	45	—	15
Payable to Related Parties	7,785	7,610	7,665	7,594	7,602
Accrued Distribution Fees	10	65	466	120	283
Accrued Expenses and Other Liabilities	23,309	22,938	19,184	20,772	28,456
Total Liabilities	44,838	76,090	160,712	46,570	53,005

Net Assets (Unlimited shares of no par value interest authorized)	$33,423	$347,585	$697,458	$97,855	$124,124

Class A Net Assets	33,403	347,565	384,254	52,246	6,396
Share of Beneficial Interest Outstanding	3,413	35,236	38,763	5,292	649
Net Asset Value, (Net Assets/Shares Outstanding and Redemption Price Per Share)	$9.79	$9.86	$9.91	$9.87	$9.85
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.41	$10.49	$10.55	$10.50	$10.48

Class C Net Assets	10 (b)	10 (b)	313,194	45,599	117,718
Share of Beneficial Interest Outstanding	1	1	31,661	4,628	11,968
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.79	$9.86	$9.89	$9.85	$9.84

Class I Net Assets(b)	10	10	10	10	10
Share of Beneficial Interest Outstanding	1	1	1	1	1
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.79	$9.86	$9.91	$9.87	$9.84
(a) On investments of $50,000 or more, the offering price is reduced
(b) Amount is rounded

Composition of Net Assets:
At December 31, 2015, Net Assets consisted of:
Paid-in-Capital	$34,032	$352,455	$711,310	$96,967	$124,991
Undistributed Net Investment Income (Loss)	105	1,242	2,191	269	174
Accumulated Net Realized Loss From Security Transactions	(222)	(1,301)	(6,034)	(845)	(1,521)
Net Unrealized Appreciation (Depreciation) on Investments	(492)	(4,811)	(10,009)	1,464	480
Net Assets	$33,423	$347,585	$697,458	$97,855	$124,124

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENT OF OPERATIONS (Unaudited)*
From August 24, 2015 to December 31, 2015

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth Fund	Income Fund	Growth	Growth Fund
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$174	1,884	4,107	719	905
Interest Income	3	9	15	4	6
Total Investment Income	177	1,893	4,122	723	911

Expenses:
Investment Advisory Fees	20	181	457	105	148
Distribution Fees - Class A	—	—	131	106	—
Distribution Fees - Class C	10	91	388	26	283
Transfer Agent Fees	1,613	1,574	1,574	1,574	1,574
Administration Fees	1,011	1,020	1,075	1,004	1,013
Registration & Filing Fees	8,065	7,869	7,871	7,871	7,871
Printing Expense	2,823	2,755	2,755	2,755	2,755
Legal Fees	4,032	3,936	3,936	3,936	3,936
Chief Compliance Officer Fees	3,226	3,149	3,149	3,149	3,149
Audit Fees	6,049	5,904	5,904	5,904	5,904
Trustees’ Fees	3,226	3,149	3,149	3,149	3,149
Non 12b1 Shareholder Servicing Fees	201	196	196	196	196
Custody Fees	2,823	2,755	2,755	2,755	2,755
Miscellaneous Expenses	1,007	983	983	983	983
Insurance Expense	2,016	1,968	1,968	1,968	1,968
Total Expenses	36,122	35,530	36,291	35,481	35,684
Less: Expenses Waived/Reimbursed by the Adviser	(36,050)	(34,879)	(34,360)	(35,027)	(34,947)
Net Expenses	72	651	1,931	454	737
Net Investment Income	105	1,242	2,191	269	174

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(222)	(1,301)	(6,034)	(845)	(1,521)

Net Change in Unrealized Appreciation (Depreciation) on Investments	(492)	(4,811)	(10,009)	1,464	480
Net Realized and Unrealized Gain (Loss) on Investments	(714)	(6,112)	(16,043)	619	(1,041)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(609)	$(4,870)	$(13,852)	$888	$(867)

*	The Funds commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2015

For the
Period Ended
December, 31 2015*
Operations:	(Unaudited)
Net Investment Income	$105
Net Realized Loss on Investments	(222)
Net Change in Unrealized Depreciation on Investments	(492)
Net Increase in Net Assets Resulting From Operations	(609)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (3,413)	34,012
Class C
Proceeds from Shares Issued (1)	10
Class I
Proceeds from Shares Issued (1)	10
Total Capital Share Transactions	34,032

Total Increase in Net Assets	33,423

Net Assets:
Beginning of Period	—
End of Period (including undistributed net investment Income of $105)	$33,423

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2015

For the
Period Ended
December, 31 2015 *
Operations:	(Unaudited)
Net Investment Income	$1,242
Net Realized Loss on Investments	(1,301)
Net Change in Unrealized Depreciation on Investments	(4,811)
Net Decrease in Net Assets Resulting From Operations	(4,870)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (35,236)	352,435
Class C
Proceeds from Shares Issued (1)	10
Class I
Proceeds from Shares Issued (1)	10
Total Capital Share Transactions	352,455

Total Increase in Net Assets	347,585

Net Assets:
Beginning of Period	—
End of Period (including undistributed net investment Income of $1,242)	$347,585

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2015

For the
Period Ended
December, 31 2015 *
Operations:	(Unaudited)
Net Investment Income	$2,191
Net Realized Loss on Investments	(6,034)
Net Change in Unrealized Depreciation on Investments	(10,009)
Net Decrease in Net Assets Resulting From Operations	(13,852)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (38,763)	391,239
Class C
Proceeds from Shares Issued (31,665)	320,106
Payment for shares redeemed (4)	(45)
Class I
Proceeds from Shares Issued (1)	10
Total Capital Share Transactions	711,310

Total Increase in Net Assets	697,458

Net Assets:
Beginning of Period	—
End of Period (including undistributed net investment Income of $2,191)	$697,458

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2015

For the
Period Ended
December, 31 2015 *
Operations:	(Unaudited)
Net Investment Income	$269
Net Realized Loss on Investments	(845)
Net Change in Unrealized Depreciation on Investments	1,464
Net Increase in Net Assets Resulting From Operations	888

Capital Share Transactions:
Class A
Proceeds from Shares Issued (5.292)	51,997
Class C
Proceeds from Shares Issued (4.628)	44,960
Class I
Proceeds from Shares Issued (1)	10
Total Capital Share Transactions	96,967

Total Increase in Net Assets	97,855

Net Assets:
Beginning of Period	—
End of Period (including undistributed net investment Income of $269)	$97,855

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2015

For the
Period Ended
December, 31 2015 *
Operations:	(Unaudited)
Net Investment Income	$174
Net Realized Loss on Investments	(1,521)
Net Change in Unrealized Depreciation on Investments	480
Net Decrease in Net Assets Resulting From Operations	(867)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (650)	6,500
Class C
Proceeds from Shares Issued (11,969)	118,496
Payment for shares redeemed (1)	(15)
Class I
Proceeds from Shares Issued (1)	10
Total Capital Share Transactions	124,991

Total Increase in Net Assets	124,124

Net Assets:
Beginning of Period	—
End of Period (including undistributed net investment Income of $174)	$124,124

*	The Fund commenced operations on August 24, 2015.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31, 2015*	December 31, 2015*	December 31, 2015*
	(Unaudited)	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Loss From Operations:
Net investment gain (a)	0.09	—	—
Net loss from securities (both realized and unrealized)	(0.30)	(0.21)	(0.21)
Total from operations	(0.21)	(0.21)	(0.21)

Net Asset Value, End of Period	$9.79	$9.79	$9.79

Total Return (b)(f)	(2.10)%	(2.10)%	(2.10)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$33	$10 (d)	$10 (d)
Ratio of expenses to average net assets, before reimbursement (c)(e)	914.51%	1705.33%	1705.33%
net of reimbursement (c)(e)	1.75%	2.50%	1.50%
Ratio of net investment gain to average net assets (c)(e)	2.67%	0.00%	0.00%
Portfolio turnover rate (f)	30.20%	30.20%	30.20%

*	Commencement of Operations was August 25, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Amount is actual; not presented in thousands.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31, 2015*	December 31, 2015*	December 31, 2015*
	(Unaudited)	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Loss From Operations:
Net investment gain (a)	0.11	—	—
Net loss from securities (both realized and unrealized)	(0.25)	(0.14)	(0.14)
Total from operations	(0.14)	(0.14)	(0.14)

Net Asset Value, End of Period	$9.86	$9.86	$9.86

Total Return (b)(f)	(1.40)%	(1.40)%	(1.40)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$348	$10 (d)	$10 (d)
Ratio of expenses to average net assets, before reimbursement (c)(e)	96.20%	718.03%	718.03%
net of reimbursement (c)(e)	1.75%	2.50%	1.50%
Ratio of net investment gain to average net assets (c)(e)	3.37%	0.00%	0.00%
Portfolio turnover rate (f)	12.12%	12.12%	12.12%

*	Commencement of Operations was August 25, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Amount is actual; not presented in thousands.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31, 2015*	December 31, 2015*	December 31, 2015*
	(Unaudited)	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Loss From Operations:
Net investment gain (a)	0.10	0.05	—
Net loss from securities (both realized and unrealized)	(0.19)	(0.16)	(0.09)
Total from operations	(0.09)	(0.11)	(0.09)

Net Asset Value, End of Period	$9.91	$9.89	$9.91

Total Return (b)(f)	(0.90)%	(1.10)%	(0.90)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$384	$313	$10 (d)
Ratio of expenses to average net assets, before reimbursement (c)(e)	47.67%	28.57%	329.10%
net of reimbursement (c)(e)	1.75%	2.50%	1.50%
Ratio of net investment gain to average net assets (c)(e)	2.95%	1.63%	0.00%
Portfolio turnover rate (f)	17.71%	17.71%	17.71%

*	Commencement of Operations was August 25, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Amount is actual; not presented in thousands.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31, 2015*	December 31, 2015*	December 31, 2015*
	(Unaudited)	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Loss From Operations:
Net investment gain (a)	0.06	0.02	—
Net loss from securities (both realized and unrealized)	(0.19)	(0.17)	(0.13)
Total from operations	(0.13)	(0.15)	(0.13)

Net Asset Value, End of Period	$9.87	$9.85	$9.87

Total Return (b)(f)	(1.30)%	(1.50)%	(1.30)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$52	$46	$10 (d)
Ratio of expenses to average net assets, before reimbursement (c)(e)	204.57%	131.84%	568.44%
net of reimbursement (c)(e)	1.75%	2.50%	1.50%
Ratio of net investment gain to average net assets (c)(e)	1.92%	0.64%	0.00%
Portfolio turnover rate (f)	11.82%	11.82%	11.82%

*	Commencement of Operations was August 25, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Amount is actual; not presented in thousands.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented. (a)

	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	December 31, 2015*	December 31, 2015*	December 31, 2015*
	(Unaudited)	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00
Loss From Operations:
Net investment gain (a)	0.01	0.02	—
Net loss from securities (both realized and unrealized)	(0.16)	(0.18)	(0.16)
Total from operations	(0.15)	(0.16)	(0.16)

Net Asset Value, End of Period	$9.85	$9.84	$9.84

Total Return (b)(f)	(1.50)%	(1.60)%	(1.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,396	$117,718	$10 (d)
Ratio of expenses to average net assets, before reimbursement (c)(e)	638.30%	86.56%	329.10%
net of reimbursement (c)(e)	1.75%	2.50%	1.50%
Ratio of net investment gain to average net assets (c)(e)	1.50%	0.53%	0.00%
Portfolio turnover rate (f)	4.47%	4.47%	4.47%

*	Commencement of Operations was August 25, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Amount is actual; not presented in thousands.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2015

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a non-diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,353	$—	$—	$40,353
Mutual Funds	3,294	—	—	3,294
Short-Term Investment	25,648			25,648
Total	$69,295	$—	$—	$69,295

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$324,290	$—	$—	$324,290
Mutual Funds	28,954	—	—	28,954
Short-Term Investment	61,196	—	—	61,196
Total	$414,440	$—	$—	$414,440

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$636,647	$—	$—	$636,647
Mutual Funds	56,955		—	56,955
Short-Term Investments	155,892	—	—	155,892
Total	$849,494	$—	$—	$849,494

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$95,790	$—	$—	$95,790
Mutual Funds	10,957	—	—	10,957
Short-Term Investment	28,770	—	—	28,770
Total	$135,517	$—	$—	$135,517

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$124,792	$—	$—	$124,792
Mutual Funds	8,296			8,296
Short-Term Investment	29,390	—	—	29,390
Total	$162,478	$—	$—	$162,478

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period for the Funds. It is the Funds’ policy to record transfers into or out any level at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years for the Funds or expected to be taken in the Funds’ 2016 tax returns.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$47,900	$3,551
Ladenburg Income & Growth Fund	372,487	13,157
Ladenburg Growth & Income Fund	756,575	50,589
Ladenburg Growth Fund	112,918	6,818
Ladenburg Aggressive Growth Fund	137,561	3,432

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM investment advisory services are provided to each Fund. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Portfolio

During the period ended December 31, 2015, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$20
Ladenburg Income & Growth Fund	181
Ladenburg Growth & Income Fund	457
Ladenburg Growth	105
Ladenburg Aggressive Growth Fund	148

The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2016, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the adviser) of each Fund does not exceed 1.75%, 2.50% and 1.50% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively.

Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit.

During the period ended December 31, 2015, the Advisor waived advisory fees for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$36,050
Ladenburg Income & Growth Fund	34,879
Ladenburg Growth & Income Fund	34,360
Ladenburg Growth Fund	35,027
Ladenburg Aggressive Growth Fund	35,947

The Trust, with respect to the Funds, has adopted a Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (The “Distributor”), as compensation for Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the period ended December 31, 2015, Ladenburg Income, Income & Growth, Growth &

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Income, Growth and Aggressive Growth were charged $10, $91, $519, $132 and $283, respectively, pursuant to the Plan.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended December 31, 2015, the Distributor received $1,489, $1,003, $3,111 and $10,565 for Ladenburg Income, Ladenburg Growth, Ladenburg Growth & Income and Ladenburg Income & Growth respectively in underwriting commissions for sales of Class A shares, of which $214, $153, $461 and 1,472 was retained by the principal underwriter or other affiliated broker-dealers. Aggressive Growth did not incur any underwriting commissions.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2015, National Financial Services (“NFS”), an account holding shares for the benefit of others, help approximately 84%, 89%, 100%. 99% and 99% of the voting securities of Ladenburg Income Fund Class A, Ladenburg Growth Fund Class A, Ladenburg Growth Fund Class C, Ladenburg Income & Growth Fund Class A and Ladenburg Growth & Income Fund Class A, respectively. Constellation Trust Company, an account holding shares for the benefit of others, help approximately 62% and 100% pf the voting securities of Ladenburg Growth & Income Fund Class C and Ladenburg Aggressive Growth Fund Class C, respectively

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Income and Ladenburg Growth Funds currently invest a portion of their assets in Fidelity Institutional Money Market Fund (“Fidelity”). Each Fund may redeem their investment from Fidelity at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Funds may be directly affected by the performance of Fidelity. The financial statements of Fidelity, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with Funds’ financial statements. As of December 31, 2015, the percentage of the Ladenburg Income and Ladenburg Growth Funds’ net assets invested in Fidelity was 76.74% and 29.40%, respectively.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Funds financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
December 31, 2015

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning August 24, 2015 and held through December 31, 2015.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	8/24/15	12/31/15	Period*	12/31/15	Period**
Ladenburg Income Fund	1.75%	$1,000.00	$979.00	$6.10	$1,011.45	$8.87
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$986.00	$6.12	$1,011.45	$8.87
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$991.00	$6.14	$1,011.45	$8.87
Ladenburg Growth Fund	1.75%	$1,000.00	$987.00	$6.13	$1,011.45	$8.87
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$985.00	$6.12	$1,011.45	$8.87

Class C
Ladenburg Income Fund	2.50%	$1,000.00	$979.00	$8.72	$1,008.81	$12.65
Ladenburg Income & Growth Fund	2.50%	$1,000.00	$986.00	$8.75	$1,008.81	$12.65
Ladenburg Growth & Inco Fund me	2.50%	$1,000.00	$989.00	$8.76	$1,008.81	$12.65
Ladenburg Growth Fund	2.50%	$1,000.00	$985.00	$8.75	$1,008.81	$12.65
Ladenburg Aggressive Growth Fund	2.50%	$1,000.00	$984.00	$9.74	$1,008.81	$12.65

Class I
Ladenburg Income Fund	1.50%	$1,000.00	$979.00	$8.72	$1,008.81	$12.65
Ladenburg Income & Growth Fund	1.50%	$1,000.00	$986.00	$8.75	$1,008.81	$12.65
Ladenburg Growth & Income Fund	1.50%	$1,000.00	$991.00	$8.77	$1,008.81	$12.65
Ladenburg Growth Fund	1.50%	$1,000.00	$987.00	$8.75	$1,008.81	$12.65
Ladenburg Aggressive Growth Fund	1.50%	$1,000.00	$984.00	$8.74	$1,008.81	$12.65

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended December 31, 2015 (129) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the six-month period ended December 31, 2015 (184) divided by the number of days in the fiscal year (366).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2015

Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income & Growth Fund and Ladenburg Income Fund* – Adviser: Ladenburg Thalmann Asset Management, Inc.

In connection with the regular meeting held on May 19 & 20, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“LTAM”) and the Trust, with respect to Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Income & Growth (“Ladenburg Income & Growth”) and Ladenburg Income Fund (“Ladenburg Income”) (each a “Fund” and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that LTAM was established in 1982 as a wholly owned subsidiary of Ladenburg Thalmann Financial Services Inc., a financial services company. The Trustees considered that LTAM currently manages over $2 billion in assets, providing investment consulting services specializing in market analysis, due diligence, fund selection, asset allocation and diversification strategies for high net worth individuals, families, foundations, endowments, retirement plans and profit sharing plans. The Board reviewed the background information of the key investment personnel that would be responsible for servicing the Ladenburg Funds, taking into consideration their education and level of financial industry experience with regard to creating customized investment solutions, and the investment team’s knowledge of operations, trading, research, legal, risk management, compliance and marketing. The Board reviewed LTAM’s investment process, observing that to meet each Fund’s objective, the Funds will primarily invest in ETFs, and if necessary, mutual funds and ETNs, to permit LTAM to construct portfolios that will be managed as an asset allocation product. The Board observed that LTAM’s investment committee supports the portfolio manager with additional research with respect to the macro-economy in order to determine when tactical reallocations or rebalancing should occur and when adjustments should be made to the weightings between asset classes, market caps and geographic regions. The Board reviewed LTAM’s risk mitigation strategies, which involve the research team evaluating and ensuring that the ETF strategies have a low correlation among each other and allocating to various ETFs of differing sub-asset classes for diversification. The Board reviewed LTAM’s approach to best execution, noting LTAM will transact security trades for the Funds through its affiliated broker-dealer, Ladenburg Thalmann & Co., using an industry competitive pricing structure with a maximum cost limit regardless of size, which the Board considered reasonable. The Board also noted that LTAM will use a third party auditing firm to provide best execution analysis of execution prices, volume of trades, speed of execution and price improvement, which the Board

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2015

considered a good practice. The Board noted that while LTAM has had no material compliance or litigation issues within the past 24 months, there were litigation and regulatory matters occurring with LTAM’s affiliates, which the Board reviewed and determined were not material to LTAM’s ability to manage the Funds. Certain Trustees who also serve as trustees to a closed-end investment company advised by LTAM acknowledged their familiarity with LTAM and investment team, and they indicated that they have had a good relationship with the team who have each been accessible, candid, and responsive to the Trustees’ comments and recommendations. The Board concluded that LTAM should provide a high level of quality service to the Funds to the benefit of each Fund’s future shareholders.

Performance.

Ladenburg Aggressive. The Trustees noted that the objective of the Fund is to maximize long-term growth of capital, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They noted that since its inception through January 1, 2015, the composite performed in line with the S&P 500 when measured based on gross of fees. They noted that the composite’s portfolio statistics over the past three years indicated that the composite was very similar to the S&P 500. They concluded that the strategy appeared to accomplish the proposed objective of the Fund, and that LTAM should be permitted to manage the Fund.

Ladenburg Growth. The Trustees noted that the objective of the Fund is long term growth with less volatility than stock markets in general, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They examined the composite’s alpha, Sharpe ratio and beta over the past three years, and they noted that the composite exhibited portfolio statistics that were similar to but slightly more conservative than the S&P 500. They noted that the composite exhibited an alpha before fees of 0.40%, and that the composite’s Sharpe ratio was very similar to the S&P 500 before fees. They also noted that the composite exhibited a beta of 0.75. They considered that since its inception through January 31, 2015, the composite’s annualized return gross of fees was slightly less than that of the S&P 500, and they reasoned that such a result was to be expected given the slightly more conservative nature of the strategy. They concluded that the strategy appeared to meet the proposed objective of the Fund, and that LTAM should be permitted to manage the Fund.

Ladenburg Growth & Income. The Trustees noted that the objective of the Fund is long term growth with some income, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They examined the composite’s standard deviation, Sharpe ratio, alpha and beta over the past three years. They noted that the composite exhibited a standard deviation of 9.12% as compared to 14.10% for the S&P 500, and that it exhibited positive alpha before fees of 1.32%. They also noted that the composite showed a beta of 0.59, which appeared to be more conservative than the S&P 500, and as a result, the strategy gave up some returns as compared to the index. They noted that despite such underperformance, the composite provided some growth in accordance with its objective. They further noted that, over the past three years, the composite outperformed the Barclays U.S./Government Credit Index, which would be desired from a strategy focused on growth and income. The Trustees concluded that the strategy appeared to

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2015

accomplish the proposed objective of the Fund and that LTAM should be permitted to manage the Fund.

Ladenburg Income. The Trustees noted that the objective of the Fund is current income and capital preservation, and reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They noted that the composite showed a since inception return that was similar to that of the Barclays U.S. Government/Credit Intermediate Index. They also examined the composite’s beta, standard deviation and alpha over the past three years. They noted the composite exhibited a beta of 0.24 compared to the S&P 500 that appeared to confirm the conservative nature of the strategy. They also considered that the composite exhibited a low standard deviation, which was consistent with the objective of capital preservation. They further noted that the composite generated positive alpha of 1.94% before fees and 0.53% net of fees. They reasoned that the strategy’s performance reflected LTAM’s ability to generate current income while preserving capital, consistent with the Fund’s objective, and that LTAM should be given the opportunity to manage the strategy in a mutual fund format.

Ladenburg Income & Growth. The Trustees noted that the objective of the Fund is current income and capital preservation, with some growth, and they reviewed the performance history of a composite of separately managed accounts managed pursuant to a strategy similar to the one to be used for the Fund. They also examined the composite’s standard deviation, alpha, beta and Sharpe ratio over the past three years. They noted the composite exhibited a standard deviation of less than half of that of the S&P 500, which, they reasoned, is consistent with an objective of income and capital preservation. They also noted that the composite exhibited positive alpha of 1.86% before fees and 0.56% after fees, which appeared to be consistent with the objective of some capital growth. They noted a relatively low beta of 0.36, which they concluded was consistent with the conservative nature of the strategy. They considered that the strategy exhibited a Sharpe ratio of 0.75% before fees and 0.54% after fees, which was positive compared to the Sharpe ratio of 0.50% for the S&P 500. They observed that over the past three years, the composite generally performed within the spread between the S&P 500 and the Barclays U.S./Government Credit Index, and they concluded that the strategy appeared to be meeting the proposed objective of the Fund and that LTAM should be permitted to manage the Fund.

Fees and Expenses. The Trustees considered the proposed advisory fee of 0.50% for each Ladenburg Fund, and noted that for each Fund (with the exception of Ladenburg Growth & Income), the fee was slightly above the averages of the peer groups and Morningstar category, but that each fee was well within the range of each comparative peer group. They discussed the fact that for Ladenburg Growth & Income, the proposed advisory fee was slightly lower than the peer group average. They noted the structure of the Funds as funds of ETFs, and discussed the peer groups of each Fund, noting that the addition of some funds of affiliated funds in the peer group tended to lower the average advisory fee. After further discussion, the Trustees concluded that based on comparative fees, LTAM’s willingness to cap expenses, and LTAM’s proven track record, the proposed advisory fees were not unreasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. They noted that LTAM conservatively anticipated that each Fund would grow to between $5 and $10 million in the next 12 months, and noted that

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2015

much of each Fund’s assets would initially come from existing clients of LTAM. They noted that LTAM indicated its willingness to discuss breakpoints with the Board as each Fund grows. The Trustees concluded that economies would likely not be achieved in the near term, and agreed that the matter of economies of scale would be revisited as the size of each Fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by LTAM. The Trustees considered the anticipated profits to be realized by LTAM in connection with its relationship with each Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to each Fund. The Trustees noted that LTAM estimates realizing a modest loss on each Fund during the initial fiscal year. The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from LTAM as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of each of Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income Fund and Ladenburg Income & Growth Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
570 Lexington Ave., 11th Floor
New York, NY 10022

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

Andrew B. Rogers, Chief Executive Officer

Date 3/4/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

Andrew B. Rogers, Chief Executive Officer

Date 3/4/16

By (Signature and Title)

Kevin Wolf, Chief Financial Officer

Date 3/4/16